SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Net Income (Loss) per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants are exercisable to purchase common stock (shares)	5,980,750		5,980,750		5,980,750
Redeemable common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net loss, as adjusted					$ (247,320)
Allocation of net income (loss)	$ 161,441	$ (87,494)	$ 39,652	$ (57,395)
Weighted average shares outstanding, basic (in shares)	11,500,000	6,375,000	11,500,000	2,148,352	4,505,479
Weighted average shares outstanding, diluted (in shares)	11,500,000	6,375,000	11,500,000	2,148,352	4,505,479
Basic net income (loss) per common share (in dollars per share)	$ 0.01	$ (0.01)	$ 0.00	$ (0.03)	$ (0.05)
Diluted net income (loss) per common share (in dollars per share)	$ 0.01	$ (0.01)	$ 0.00	$ (0.03)	$ (0.05)
Non-redeemable common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net loss, as adjusted					$ (155,222)	$ (1,965)
Allocation of net income (loss)	$ 46,839	$ (40,676)	$ 11,504	$ (70,695)
Weighted average shares outstanding, basic (in shares)	3,336,500	2,963,712	3,336,500	2,656,269	2,827,725	2,875,000
Weighted average shares outstanding, diluted (in shares)	3,336,500	2,963,712	3,336,500	2,656,269	2,827,725	2,875,000
Basic net income (loss) per common share (in dollars per share)	$ 0.01	$ (0.01)	$ 0.00	$ (0.03)	$ (0.05)	$ 0.00
Diluted net income (loss) per common share (in dollars per share)	$ 0.01	$ (0.01)	$ 0.00	$ (0.03)	$ (0.05)	$ 0.00